Income Tax - Additional Information (Detail) - GBP (£) £ in Thousands				12 Months Ended
	Apr. 01, 2020	Dec. 31, 2019	Apr. 01, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax credit [line items]
Description of accumulated tax losses					The deferred tax liability has arisen from the recognition of separately identifiable intangible assets on the acquisition of OncoMed. A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net £nil deferred income tax liability.
Description of corporate tax reduction				A reduction in the rate of UK corporation tax to 19% from April 1, 2017 and to 17% from April 1, 2020 has been substantively enacted.
Deferred tax liability
Other tax income received or receivable		1,100		1,100
Other taxes recoverable		979		979
Deferred Income Tax Liability
Uncertain tax position off balance sheet		£ 2,500		£ 2,500
Uncertain tax position off balance sheet | %		20.00%		20.00%
Indefinitely Expired [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward				£ 40,900
UK Tax Authority [Member]
Disclosure of income tax credit [line items]
Corporate tax reduction	19.00%		19.00%
Standard rate of corporation tax applied to reported loss				19.00%	19.00%
Rate at which deferred tax assets and liabilities would be recognized					17.00%
Tax Losses carry forward				£ 70,200	£ 50,000
US Tax Authority [Member]
Disclosure of income tax credit [line items]
Corporate tax reduction					21.00%
Rate at which deferred tax assets and liabilities would be recognized		21.00%
Tax Losses carry forward				47,500
US Tax Authority [Member] | Expire In 2023 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward				£ 6,600
Expiration date				2023
US Tax Authority [Member] | Expire In 2028 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward				£ 3,200
Expiration date				2028
Changes in tax rates or tax laws enacted or announced [member] | UK Tax Authority [Member]
Disclosure of income tax credit [line items]
Corporate tax reduction	17.00%